Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Strategic Call Overwriting Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC CALL OVERWRITING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return with lower volatility than U.S. equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class S Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds. In addition, certain Financial Intermediaries (as defined below in the Additional Information section) may impose different sales loads and waivers. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges and More About Deferred Sales Charges sections and Appendix A: Additional Information About Financial Intermediary-Specific Sales Charge Variations, Waivers and Discounts, beginning on pages 297, 301 and 380, respectively, of the Prospectus, and in the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 36, of the Fund’s Statement of Additional Information. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Investments Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class A, Class C, Class C1, Class E, Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2019 but did not reflect a full year of waiver. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements.  The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C1 Shares, you would pay the following if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index and S&P 500® Index or within the capitalization range of the Russell 1000® Index and S&P 500® Index as measured at their most recent reconstitutions. The Fund also writes (sells) index call options, typically on broad-based securities market indexes (e.g., the S&P 500® Index). The Fund may also write call options on exchange-traded funds (“ETFs”) that track an equity market index. The combination of buying common stocks and selling call options is known as “call overwriting.” The Fund seeks investment results that exceed the total return of and closely correspond to the volatility of the CBOE S&P 500 BuyWrite Index through a combination of returns on equity investments and premiums (cash received) from the sale of index call options. The Fund seeks gains from writing call options and from its equity portfolio and seeks income from dividends on stocks held. Russell Investment Management, LLC (“RIM”) uses multi-factor quantitative models to select stocks (designed to seek to meet or exceed the performance of the S&P 500® Index) and guide the Fund’s sale of index call options. In addition, in order to seek gains during periods of market volatility, as represented by fluctuations in the value of the CBOE Volatility Index® (the “VIX®”), RIM may utilize a quantitative model to guide its purchase and sale of call and put options on the VIX®. The VIX® is considered a benchmark for stock market volatility.

		The Fund may invest in derivatives, including purchasing or selling forwards, futures, options and swaps. The Fund may invest in other investment companies and pooled investment vehicles. The Fund may enter into repurchase agreements. The Fund may also invest in (1) U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and (3) fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of certain markets by purchasing derivatives, which typically include index futures contracts, options and/or swaps. RIM may seek to manage risk in the Fund’s portfolio by investing in securities and instruments which provide the desired exposures, adjusting the Fund’s multi-factor quantitative models, increasing cash reserves or not being fully invested. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Tracking Error Risk. While the Fund’s equity portfolio seeks to meet or exceed the performance of the S&P 500® Index, its returns may not match or achieve a high degree of correlation with the returns of the S&P 500® Index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
  Volatility Strategies Risk. Volatility strategies depend on mispricings based upon market anticipated volatility and realized volatility of an underlying asset. If anticipated and realized volatility are incorrectly estimated, the strategy may result in losses.
  Equity Portfolio Correlation Risk. The effectiveness of the Fund’s index option writing strategy to reduce volatility associated with U.S. equity securities may be reduced if the Fund’s equity portfolio does not perform as expected.
  Call Overwriting Risk. The Fund’s call option writing (selling) strategy may limit its opportunity to gain from an increase in the market value of its equity portfolio and, conversely, may not reduce the extent of Fund losses during market declines. When the Fund has written a call option on an ETF that tracks an index and is trading at a premium to its net asset value, the Fund may lose money on its written call option.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of the Fund as well as to the expenses and risks of the underlying investment companies.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  U.S. Corporate Debt Securities. Investments in U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM expects. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
  Index-Based Investing. Index-based strategies may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
  Quantitative Investing. The Fund uses multi-factor quantitative models to select stocks and guide its sale of index call options. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs, among other negative consequences.
  Long-Term Viability Risk. The Fund has relatively low assets under management. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations.  In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://russellinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund’s operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 7.57% (1Q/19) Lowest Quarterly Return: (11.25)% (4Q/18)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The S&P 500® Index includes 500 leading companies in the leading industries of the U.S. economy and is meant to reflect the risk/return characteristics of the large cap universe. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at https://russellinvestments.com.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	S& P® is a registered trademark of Standard & Poor's Financial Services LLC.
Strategic Call Overwriting Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	$ 673
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,320
10 Years	rr_ExpenseExampleYear10	$ 2,262
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Strategic Call Overwriting Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[2]
1 Year	rr_ExpenseExampleYear01	$ 180
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	$ 2,585
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Strategic Call Overwriting Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[2]
1 Year	rr_ExpenseExampleYear01	$ 280
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	2,585
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,585
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Strategic Call Overwriting Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	435
5 Years	rr_ExpenseExampleYear05	790
10 Years	rr_ExpenseExampleYear10	$ 1,790
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Strategic Call Overwriting Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.67%	[2]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	648
10 Years	rr_ExpenseExampleYear10	$ 1,502
1 Year	rr_AverageAnnualReturnYear01	18.69%
5 Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Strategic Call Overwriting Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.60%	[2]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	$ 1,338
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Strategic Call Overwriting Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.60%	[2]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	$ 1,338
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Strategic Call Overwriting Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	658
10 Years	rr_ExpenseExampleYear10	$ 1,511
2013	rr_AnnualReturn2013	12.98%
2014	rr_AnnualReturn2014	(1.97%)
2015	rr_AnnualReturn2015	3.85%
2016	rr_AnnualReturn2016	11.09%
2017	rr_AnnualReturn2017	15.90%
2018	rr_AnnualReturn2018	(7.16%)
2019	rr_AnnualReturn2019	18.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.25%)
1 Year	rr_AverageAnnualReturnYear01	18.69%
5 Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.87%
Strategic Call Overwriting Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	$ 351
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	1,020
10 Years	rr_ExpenseExampleYear10	$ 1,996
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Strategic Call Overwriting Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.34%
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Strategic Call Overwriting Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Strategic Call Overwriting Fund | CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Strategic Call Overwriting Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	14.29%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2021, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that such direct Fund-level expenses exceed 0.57% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2021, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval. “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2019 but did not reflect a full year of waiver. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund. “Other Expenses” for Class A, Class C, Class C1, Class E, Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
[3]	(including shareholder services fees of 0.25% for Class C1 Shares)
[4]	(including shareholder services fees of 0.25% for Class C and Class E Shares)